Condensed group statement of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit (loss)		$ 1,953	$ 9,536	$ 10,375	$ (10,534)
Items that may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	[1]	11	(2,454)	464	(4,203)
Reclassification adjustments on exchange differences on translation, before tax	[2]	0	0	0	10,791
Gains (Losses) On Cash Flow Hedges And Costs Of Hedging, Before Tax [Line Items]		(56)	99	490	321
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(27)	59	(230)	144
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss		71	(70)	(5)	(172)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(1)	(2,366)	719	6,881
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		(855)	(392)	(942)	1,736
Other Comprehensive Income, Cash Flow Hedges To Be Transferred To Balance Sheet, Before Tax		0	(3)	0	(4)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		308	179	331	(489)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(547)	(216)	(611)	1,243
Other comprehensive income		(548)	(2,582)	108	8,124
Comprehensive income		1,405	6,954	10,483	(2,410)
Attributable to
Comprehensive income, attributable to owners of parent		1,240	6,742	10,101	(2,936)
Comprehensive income, attributable to non-controlling interests		$ 165	$ 212	$ 382	$ 526

[1]	Second quarter 2022 is principally affected by movements in the Pound Sterling against the US dollar. First half 2022 principally affected by movements in the Pound Sterling and Russian rouble against the US dollar.
[2]	First half 2022 predominantly relates to the loss of significant influence over Rosneft.